Convertible Notes Payable (Details) - USD ($)						12 Months Ended
	May 21, 2024	Apr. 12, 2024	Feb. 16, 2024	Jan. 19, 2024	Jul. 11, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)					$ 2
Gross proceed from sale of debt					$ 1,000,000
Perpayment of outstanding debt balance					120.00%
Converted amount						$ 875,000
Note balance amount						875,000
Interest expense						81,922
Amortization of debt issuance costs						$ 100,000
Investor [Member]
Convertible Notes Payable [Line Items]
Investor’s fees					$ 20,000
Investor redeemed	$ 75,000	$ 50,000	$ 50,000	$ 50,000
Converted into ordinary shares (in Shares)	448,350	298,900	200,000	200,000
Conversion price (in Dollars per share)	$ 0.17	$ 0.17	$ 0.25	$ 0.25
Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Principal amount					$ 1,100,000
Simple interest rate					8.00%
Original issue discount					$ 80,000
Class A Ordinary Shares [Member]
Convertible Notes Payable [Line Items]
Price per share (in Dollars per share)					$ 0.04